SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Useful Life (Details) - Variable Interest Entity, Primary Beneficiary - Delaware River Partners LLC	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Ownership Percentage	98.00%
Railcars and locomotives | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	40 years
Railcars and locomotives | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	50 years
Track and track related assets | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	15 years
Track and track related assets | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	50 years
Bridges and Tunnels | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	15 years
Bridges and Tunnels | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	55 years
Buildings and site improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	20 years
Buildings and site improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	30 years
Railroad equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	3 years
Railroad equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	15 years
Terminal machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	15 years
Terminal machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	25 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	5 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	7 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	6 years
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	2 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated remaining useful life in years	5 years